OPTIMUM FUND TRUST

Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
(the "Funds")

Supplement to the Funds’ Statement of Additional Information
dated July 27, 2018

The following replaces the information in the section of the Funds’ statement of additional information entitled "Management of the Trust — Trustees and officers”:
Management of the Trust
Trustees and officers
The business and affairs of the Trust are managed under the direction of its Board. Certain officers of the Trust hold identical positions in each of the funds in the Delaware Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.
As of June 30, 2018, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustees
Brett W. Wright[2] 2005 Market Street Philadelphia, PA 19103 Feb. 1970	Trustee, President and Chief Executive Officer	Since March 29, 2019	6
Co-Head of Client Group — Macquarie Investment Management[3] (2016-Present)

Head of Third-Party Distribution — Macquarie Investment Management[3] (2014-2016)

Western Division Sales Manager — Delaware Investments (2011-2014)
					None
Matt Audette[2] 2005 Market Street Philadelphia, PA 19103 May 1974	Trustee	Since Dec. 16, 2016	6	Chief Financial Officer and Managing Director — LPL Financial LLC (2015–Present) Chief Financial Officer –	None

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
				E*TRADE Financial Corporation (2011–2015)
Independent Trustees
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 Feb. 1949	Chairman and Trustee	Chairman since March 19, 2009 Trustee since Nov. 1, 2007	6	Private Investor (2006–Present)	Trustee — Fund Vantage Trust (34 mutual funds) (2007–Present)
Durant Adams Hunter 2005 Market Street Philadelphia, PA 19103 Nov. 1948	Trustee	Since July 17, 2003	6	Managing Partner — Ridgeway Partners (Executive recruiting) (2004–Present)	None
Pamela J. Moret 2005 Market Street Philadelphia, PA 19103 Feb. 1956	Trustee	Since Oct. 1, 2013	6	Private Investor (2015–Present) Chief Executive Ofﬁcer — brightpeak ﬁnancial (2011–2015) Senior Vice President Thrivent Financial for Lutherans (2002–2015)	Director — Blue Cross Blue Shield of Minnesota (2014–Present)
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 Feb. 1956	Trustee	Since July 17, 2003	6	President — Econsult Solutions, Inc. (2013–Present) Senior Vice President — Econsult Corp. (Economic consulting) (2000–2012)	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 Sept. 1948	Trustee	Since July 17, 2003	6	Private Investor (2002–Present)	Director and Independent Chairman — Heartland Funds (3 mutual funds) (2005–Present)

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Jon Socolofsky 2005 Market Street Philadelphia, PA 19103 March 1946	Trustee	Since July 17, 2003	6	President — H&S Enterprises of Minocqua, LLC (Commercial real estate developer) (2005–Present) Private Investor (2002–Present)	None
Susan M. Stalnecker 2005 Market Street Philadelphia, PA 19103 Jan. 1953	Trustee	Since Dec. 14, 2016	6
Senior Advisor — Boston Consulting Group (2016-Present)

Vice President – Productivity & Shared Services  — E.I. du Pont de Nemours and Company (2012–2016)

Vice President and Treasurer  — E.I. du Pont de Nemours and Company (2006–2012)
Trustee — Duke University Health System, Audit Committee member (2010–Present) Director — Leidos (2016–Present) Director - Bioventus (2018 – Present)
Officers	Position(s) Held with the Trust	Length of Time Served		Principal Occupation(s) During the Past Five Years
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005		David F. Connor has served in various capacities at different times at Macquarie Investment Management[3]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Sept. 20, 2007 to present		Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.[3]
Richard Salus 2005 Market Street	Senior Vice President	Jan. 1, 2006 to present		Richard Salus has served in various executive capacities at different times at Macquarie

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
Philadelphia, PA 19103 October 1963	and Chief Financial Ofﬁcer		Investment Management.[3]
1 The term “Fund Complex” refers to the Trust’s Funds.
2 “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Funds’ service providers or sub-service providers.
3 Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Funds’ Manager, principal underwriter, and transfer agent.
4 Messrs. Connor, Salus and Geatens also serve in similar capacities for the Delaware Funds, a fund complex that has the same Manager, principal underwriter and transfer agent as the Trust.

The following table shows each Trustee’s ownership of shares of in each Fund and of in the Optimum Funds complex in the aggregate as of Dec. 31, 2017.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustees
Brett W. Wright[2]	None	None
Matthew J. Audette	None	None
Independent Trustees
Durant A. Hunter	Optimum Large Cap Growth Fund $1-$10,000	$10,001-$50,000
Optimum Large Cap Value Fund $1-$10,000
Optimum Small-Mid Cap Growth Fund $1-$10,000
Optimum Small-Mid Cap Value Fund $1-$10,000
Optimum International Fund $1-$10,000
Optimum Fixed Income Fund $1-$10,000
Pamela J. Moret	Optimum Large Cap Growth Fund $1-$10,000	10,001-$50,000

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Optimum Large Cap Value Fund $1-$10,000
Optimum Small-Mid Cap Growth Fund $1-$10,000
Optimum Small-Mid Cap Value Fund $1-$10,000
Optimum International Fund $1-$10,000
Optimum Fixed Income Fund $1-$10,000
Stephen P. Mullin	Optimum Large Cap Growth Fund $10,001 - $50,000	Over $100,000
Optimum Large Cap Value Fund $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund $1 - $10,000
Optimum Small-Mid Cap Value Fund $1 - $10,000
Optimum International Fund $10,001 - $50,000
Optimum Fixed Income Fund $50,001-$100,000
Robert A. Rudell	Optimum Large Cap Growth Fund $50,001 - $100,000	Over $100,000
Optimum Large Cap Value Fund $50,001 - $100,000
Optimum Small-Mid Cap Growth Fund $10,001 - $50,000
Optimum Small-Mid Cap Value Fund $1 - $10,000
Optimum International Fund $10,001 - $50,000
Optimum Fixed Income Fund $10,001 - $50,000
Jon E. Socolofsky	Optimum Large Cap Growth Fund $10,001 - $50,000	$50,001 - $100,000

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Optimum Large Cap Value Fund $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund $1 - $10,000
Optimum Small-Mid Cap Value Fund $10,001 - $50,000
Optimum International Fund $10,001-$50,000
Optimum Fixed Income Fund None
Susan M. Stalnecker	None	None
Robert J. Christian	Optimum Large Cap Growth Fund $50,001 - $100,000	Over $100,000
Optimum Large Cap Value Fund $50,001 - $100,000
Optimum Small-Mid Cap Growth Fund $10,001 - $50,000
Optimum Small-Mid Cap Value Fund $10,001 - $50,000
Optimum International Fund $10,001 - $50,000
Optimum Fixed Income Fund $10,001 - $50,000
[1]	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.
[2]	Mr. Wright joined the Board effective March 29, 2019. As of the date he joined the Board, Mr. Wright did not own shares of any Optimum Fund.

The following table describes the aggregate compensation received by each Trustee from the Trust entitled to receive compensation for the Trust’s last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Fund Complex[1]
Durant A. Hunter	$103,375	None	$103,375
Pamela J. Moret	$98,375	None	$98,375
Stephen P. Mullin	$98,375	None	$98,375
Robert A. Rudell	$107,000	None	$107,000
Jon E. Socolofsky	$116,000	None	$116,000

Susan M. Stalnecker	$107,000	None	$107,000
Robert J. Christian	$127,250	None	$127,250

[1]
Effective January 1, 2019, each independent Trustee receives a total annual retainer fee of $79,000 for serving as a Trustee, plus $6,000 for each full, in-person Board Meeting that an independent Trustee participates in ($2,000 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $13,000. In addition, the chairman of the Audit Committee receives an annual retainer of $10,000. Members of the Audit Committee also receive $2,000 per telephone meeting. Members of the Nominating and Governance Committee (other than the chairman) receive additional annual compensation of $5,500. In addition, the chairman of the Nominating and Governance Committee receives an annual retainer of $6,000. The Independent Chairman receives an additional annual retainer of $22,000.

The following replaces the information in the section of the Funds’ statement of additional information entitled "Management of the Trust —Board Leadership Structure – Chief Executive Officer”:

Chief Executive Officer: Mr. Wright, an Interested Trustee, serves as the Chief Executive Officer of the Trust. The Board believes that having a representative of Fund management as the Trust’s CEO is beneficial to the Trust. Mr. Wright is Co-Head of Macquarie Investment Management’s (MIM) Client Group, which includes the firm’s sales, service, marketing, and product teams. In this role, he helps lead all retail, institutional, and client service functions for MIM. Accordingly, his participation in the Board’s deliberations would help assure that the Board’s decisions are informed and appropriate. Mr. Wright’s proposed presence on the Board would ensure that the Board’s decisions are accurately communicated to and implemented by Fund management.

The following replaces the information in the Funds’ statement of additional information entitled "Management of the Trust —Board Leadership Structure — Nominating and Governance Committee”:
Nominating and Governance Committee: The Committee conducts a variety of activities, including but not limited to: reviewing the Funds' Chief Compliance Officer compensation; overseeing the Board's annual self-assessment; reviewing and recommending any changes to Trustee compensation; and reviewing the performance of the Independent Trustees' counsel. The Nominating and Governance Committee also recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee's ability to serve on the Board. In particular, Messrs. Audette, Christian, Socolofsky, Rudell, and Wright and Ms. Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter is an executive recruiter and is currently a partner in an executive search and board services firm. He focuses on investment management. Ms. Stalnecker was employed by E.I. du Pont de Nemours & Co., serving in numerous senior roles during her tenure, including Vice President and Treasurer, and most recently as Vice President of Corporate Productivity and Hospitality. She also is currently a Trustee and member of the Audit Committee for the Duke University Health System. The Nominating and Governance Committee consists of the following three Independent Trustees: Durant A. Hunter; Pamela

J. Moret; and Stephen P. Mullin. The Nominating and Governance Committee held 4 meetings during the last fiscal year.

Effective the date of this supplement, the following replaces the information in the section of the chart entitled “Portfolio Managers — A. Other accounts Managed — Optimum International Fund — Acadian”:

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Acadian
Brendan O. Bradley
Registered Investment Companies	18	$8,562 million	1	$1,790 million
Other Pooled Investment Vehicles	92	$29,993 million	11	$3,599 million
Other Accounts	183	$59,568 million	16	$6,774 million
Ryan D. Taliaferro*
Registered Investment Companies	14	$6,433 million	0	$0
Other Pooled Investment Vehicles	96	$29,056 million	16	$3,043 million
Other Accounts	198	$59,247 million	24	$8,114 million
*Ryan D. Taliaferro became a portfolio manager of the Optimum International Fund in March 2019.  Information for Mr. Taliaferro above is as of February 28, 2019.

Effective the date of this supplement, the following replaces the information in the section of the chart entitled “Portfolio Managers — A. Other accounts Managed — Optimum Fixed Income Fund”:

Optimum Fixed Income Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
The Manager
Paul Grillo
Registered Investment Companies	11	$19.0 billion	0	$0
Other Pooled Investment Vehicles	8	$1.2 billion	0	$0
Other Accounts	5	$766.3 million	0	$0
Roger A. Early
Registered Investment Companies	13	$20.9 billion	0	$0
Other Pooled Investment Vehicles	3	$689.0 million	0	$0
Other Accounts	45	$6.8 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$18.5 billion	0	$0
Other Pooled Investment Vehicles	4	$552.1 million	0	$0
Other Accounts	11	$4.4 billion	1	$1.7 billion
Daniela Mardarovici*
Registered Investment Companies	6	$14.6 billion	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.7 billion	0	$0
Other Pooled Investment Vehicles	10	$1.3 billion	0	$0
Other Accounts	53	$6.0 billion	0	$0
Adam Brown
Registered Investment Companies	14	$17.6 billion	0	$0
Other Pooled Investment Vehicles	3	$326.2 million	0	$0
Other Accounts	3	$839.2 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.4 billion	0	$0
Other Pooled Investment Vehicles	2	$318.3 million	0	$0
Other Accounts	3	$839.2 million	0	$0
PIMCO
Marc Seidner
Registered Investment Companies	6	$4,215.69 million	0	$0
Other Pooled Investment Vehicles	11	$4,976.43 million	0	$0
Other Accounts	56	$9,565.42 million	1	$1,482.76 million
*Daniela Mardarovici became a portfolio manager of the Optimum Fixed Income Fund in March 2019.  Information for Ms. Mardarovici above is as of March 18, 2019.

Please keep this supplement for future reference.

This Supplement is dated April 8, 2019.